Details of expenses and products by function (Tables)	12 Months Ended
Dec. 31, 2021
Details of expenses and products by function
Schedule of Research and Development expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Personnel expenses	(3,063)	(2,553)	(4,392)
Purchases and external expenses	(8,660)	(10,459)	(19,345)
Other	(214)	(251)	(264)
Research and development expenses	(11,937)	(13,263)	(24,001)
Research tax credit	2,807	3,328	4,080
Subsidies	41	14	256
Research tax credit and subsidies	2,848	3,342	4,336
Research and development expenses, net	(9,089)	(9,921)	(19,665)

Schedule of general and administrative expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Personnel expenses	(1,998)	(1,796)	(3,107)
Purchases and external expenses	(2,393)	(2,188)	(3,991)
Other expenses	(2,203)	(37)	(52)
General and administrative expenses	(6,593)	(4,021)	(7,150)

Schedule of personnel expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Wages and salaries	(4,998)	(3,562)	(3,770)
Share-based payments (1)	(63)	(787)	(3,730)
Personnel expenses	(5,061)	(4,349)	(7,499)
(1)	the share-based payments expenses include €308 thousand of social contribution recognized on a straight-line basis over the vesting period.